General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.

Polyrizon Ltd. (the “Company”) was incorporated and commenced its business operations in January 2005. The Company is a clinical development stage biotech company specializing in the development of nasal gels to provide preventative treatment to protect against a wide cross section of viruses, including certain variants of COVID-19 that are also considered to cause more infections and spread faster than the original strain of the virus (the U.S. Centers for Disease Control and Prevention expects that additional variants of the virus will continue to occur), influenza, allergens, and other toxins. The Company’s proprietary Capture and Contain (“C&C”) hydrogel platform is delivered in the form of nasal sprays and form a thin gel-based protective shield containment barrier in the nasal cavity that prevents viruses, bacteria, allergens, and other toxins from penetrating the nasal epithelial tissue. We are further developing certain aspects of our proprietary C&C hydrogel technology such as the bioadhesion and prolonged retention at the nasal deposition site for intranasal delivery of drugs. We are also collaborating with a biotech company specializing in psychedelic-derived therapeutics to leverage the Company’s proprietary Trap and Target (“T&T”) platform to develop an innovative intranasal formulation aimed at optimizing absorption and therapeutic efficacy of psychedelic-based treatments.

Due to lack of resources, the Company suspended its operations in 2016. In connection with the COVID-19 pandemic, the Company resumed its operations in 2020.

The Company’s ordinary shares, no par value per share, began trading on the Nasdaq Capital Market (the “Nasdaq”) under the ticker symbol “PLRZ” on October 29, 2024, in connection with its initial public offering transaction.

b.	Liquidity and management plans

The Company is in the research and development (R&D) stage and, as such, has not generated any revenues from its current operations. The Company’s activities are primarily funded through the proceeds from its initial public offering on the Nasdaq, proceeds from convertible loans and private placements of its securities. As of June 30, 2025, the Company reported an accumulated deficit of $5,243.

To support its operations and advance its development programs, the Company intends to continue securing investments from investors. If sufficient investment cannot be obtained, the Company may need to implement cost-cutting measures, scale back its R&D activities, or delay certain development programs. Despite these potential challenges, management believes that the Company’s existing financial resources will be sufficient to sustain its planned operations for at least the next twelve months.

c.	The Company’s headquarters and other significant operations are located in Israel, and, therefore, its results may be adversely affected by political, economic and military instability in Israel, including the attack by Hamas that started a war on October 7, 2023. Since the war broke out, the Company’s operations have not been adversely affected by this situation, and the Company has not experienced disruptions to its development. However, the intensity and duration of the current security situation in Israel is difficult to predict at this stage, as are such war’s economic implications on the Company’s business and operations and on Israel’s economy in general. If the war extends for a long period of time or expands to other fronts, such as Lebanon, Syria and the West Bank, our operations may be adversely affected. On June 13, 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a pre-emptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. On June 25, 2025, a ceasefire between Israel and Iran took effect. Nonetheless, hostilities between Israel and Iran may resume and further escalate, with both sides launching attacks against one another. The situation remains volatile, and the risk of broader regional escalation involving additional actors persists. The Company experienced disruptions to its work during such period. Since June 25, 2025, The Company has returned to full activity together with its local vendors and consultants. The Company has not experienced and does not expect a material adverse effect on its business.